Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Australia — 5.3%
APA Group	69,160	$ 538,602
ASX, Ltd.	9,943	562,024
Australia & New Zealand Banking Group, Ltd.	136,376	2,077,103
BlueScope Steel, Ltd.	52,138	574,490
Brambles, Ltd.	81,245	600,749
Cochlear, Ltd.	3,664	503,040
Coles Group, Ltd.	87,643	1,078,565
Commonwealth Bank of Australia	68,890	4,304,007
Computershare, Ltd.	28,258	481,888
CSL, Ltd.	23,520	4,367,074
Endeavour Group, Ltd.	79,782	417,379
Fortescue Metals Group, Ltd.	128,852	1,549,413
Insurance Australia Group, Ltd.	135,051	407,253
Macquarie Group, Ltd.	18,574	2,114,760
Medibank Pvt, Ltd.	134,333	302,139
National Australia Bank, Ltd.	145,578	2,760,573
Qantas Airways, Ltd.(1)	56,530	174,951
QBE Insurance Group, Ltd.	74,601	626,863
Ramsay Health Care, Ltd.	10,303	521,853
REA Group, Ltd.	2,544	196,449
Reece, Ltd.	13,514	128,367
SEEK, Ltd.(2)	17,700	256,755
Sonic Healthcare, Ltd.	25,134	572,886
Suncorp Group, Ltd.	65,192	497,138
Telstra Corp., Ltd.	221,976	590,406
TPG Telecom, Ltd.	27,646	114,072
Transurban Group	178,891	1,779,841
Wesfarmers, Ltd.	55,022	1,591,456
Westpac Banking Corp.	168,331	2,270,602
WiseTech Global, Ltd.	9,095	238,491
Woolworths Group, Ltd.	83,003	2,038,748
		$34,237,937
Austria — 0.2%
Erste Group Bank AG	17,169	$436,286
Verbund AG	3,672	360,951
voestalpine AG	11,691	249,863
		$1,047,100
Belgium — 0.7%
Ackermans & van Haaren NV	754	$112,803
Ageas S.A./NV	5,466	241,010
Anheuser-Busch InBev S.A./NV	38,511	2,073,892
Azelis Group NV	3,839	84,194
D'Ieteren Group	906	133,133
Security	Shares	Value
Belgium (continued)
Elia Group S.A./NV	1,052	$ 149,406
Groupe Bruxelles Lambert S.A.	3,632	304,468
KBC Group NV	9,347	525,871
Proximus S.A.	3,652	53,903
Sofina S.A.(2)	417	85,477
Solvay S.A.	2,508	204,317
UCB S.A.	4,761	403,444
Umicore S.A.	7,884	276,366
		$4,648,284
Canada — 9.7%
Agnico Eagle Mines, Ltd.	36,065	$1,650,831
Air Canada(1)(2)	18,211	226,930
Algonquin Power & Utilities Corp.	39,774	534,564
Alimentation Couche-Tard, Inc.	52,820	2,060,357
Bank of Montreal	30,426	2,925,831
Bank of Nova Scotia (The)(2)	53,988	3,195,157
BCE, Inc.	15,827	777,948
Brookfield Asset Management, Inc., Class A	70,317	3,127,992
BRP, Inc.	2,389	147,030
CAE, Inc.(1)	16,702	411,581
Canadian Imperial Bank of Commerce	44,734	2,172,407
Canadian National Railway Co.	32,790	3,688,365
Canadian Pacific Railway, Ltd.	49,295	3,443,220
Canadian Tire Corp., Ltd., Class A	2,727	344,053
CCL Industries, Inc., Class B	8,848	418,204
CGI, Inc.(1)	10,647	848,154
Constellation Software, Inc.	1,062	1,576,557
Dollarama, Inc.	13,745	791,469
Empire Co., Ltd.	11,152	343,518
George Weston, Ltd.	4,769	557,112
GFL Environmental, Inc.(2)	9,953	256,403
Gildan Activewear, Inc.	7,981	229,720
Great-West Lifeco, Inc.	12,205	298,014
Hydro One, Ltd.(3)	19,112	513,880
IGM Financial, Inc.(2)	4,844	129,831
Intact Financial Corp.	8,826	1,244,910
Loblaw Cos., Ltd.	10,949	987,468
Magna International, Inc.	14,511	796,654
Manulife Financial Corp.	95,126	1,649,481
Metro, Inc.	16,577	889,765
National Bank of Canada	16,765	1,100,171
Northland Power, Inc.	11,918	354,799
Nutrien, Ltd.	31,753	2,528,745
Open Text Corp.	14,935	564,936
Power Corp. of Canada	26,747	688,207
Ritchie Bros Auctioneers, Inc.	6,158	400,662

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Rogers Communications, Inc., Class B	18,843	$ 902,918
Royal Bank of Canada	55,859	5,408,845
Saputo, Inc.	17,422	379,922
Shaw Communications, Inc., Class B	23,134	681,691
Shopify, Inc., Class A(1)	57,248	1,788,428
Sun Life Financial, Inc.	28,857	1,322,239
TELUS Corp.	23,335	519,744
TFI International, Inc.	4,238	340,206
Thomson Reuters Corp.	9,464	986,618
TMX Group, Ltd.	2,690	273,765
Toromont Industries, Ltd.	4,317	349,063
Toronto-Dominion Bank (The)(2)	72,000	4,721,504
Waste Connections, Inc.(4)	1,922	238,251
Waste Connections, Inc.(4)	12,709	1,575,790
West Fraser Timber Co., Ltd.	4,880	374,454
WSP Global, Inc.	6,985	789,774
		$62,528,138
Denmark — 2.2%
AP Moller - Maersk A/S, Class B	287	$673,761
Carlsberg A/S, Class B	4,771	609,747
Chr. Hansen Holding A/S	3,738	272,865
Coloplast A/S, Class B	5,433	620,773
Danske Bank A/S	22,384	318,585
Demant A/S(1)	4,371	164,312
DSV A/S	7,300	1,026,506
Genmab A/S(1)	2,442	792,294
GN Store Nord A/S	3,970	140,050
H Lundbeck A/S	6,644	32,267
H Lundbeck A/S, Class A(1)	15,099	72,458
Novo Nordisk A/S, Class B	63,063	6,993,832
Novozymes A/S, Class B	8,679	522,328
Orsted A/S(3)	7,264	765,073
Pandora A/S	3,279	208,323
ROCKWOOL International A/S, Class B	541	122,825
Tryg A/S	13,664	307,848
Vestas Wind Systems A/S	37,064	788,055
		$14,431,902
Finland — 1.2%
Elisa Oyj	4,920	$276,982
Fortum Oyj	16,978	256,620
Kesko Oyj, Class B	14,292	338,232
Kone Oyj, Class B	11,831	565,465
Metso Outotec Oyj	28,190	212,775
Neste Oyj	37,945	1,687,831
Nokia Oyj	195,187	904,701
Security	Shares	Value
Finland (continued)
Nordea Bank Abp	113,229	$ 1,000,210
Orion Oyj, Class B	4,947	221,401
Sampo Oyj, Class A	16,618	726,225
Stora Enso Oyj, Class R	27,794	440,399
UPM-Kymmene Oyj	19,237	589,870
Valmet Oyj	5,179	127,628
Wartsila Oyj Abp	17,591	137,891
		$ 7,486,230
France — 8.3%
Accor S.A.(1)	7,714	$210,450
Air France-KLM(1)	47,945	56,625
Air Liquide S.A.	22,622	3,044,984
ALD S.A.(3)	3,000	35,130
Alstom S.A.	13,795	315,002
Amundi S.A.(3)	2,563	141,111
Arkema S.A.	3,086	276,050
AXA S.A.	81,832	1,869,168
BioMerieux	1,531	150,121
BNP Paribas S.A.	41,442	1,982,252
Bouygues S.A.	9,333	288,049
Bureau Veritas S.A.(2)	13,787	354,713
Capgemini SE	6,710	1,157,207
Carrefour S.A.	30,959	549,562
Cie de Saint-Gobain	34,746	1,501,348
Cie Generale des Etablissements Michelin SCA	27,748	757,824
Credit Agricole S.A.	42,924	395,715
Danone S.A.	32,736	1,833,288
Dassault Systemes SE	27,854	1,031,736
Edenred	11,429	541,399
Eiffage S.A.	3,806	344,291
Engie S.A.	80,903	936,773
EssilorLuxottica S.A.	12,586	1,908,196
Eurazeo SE	1,825	113,377
Eurofins Scientific SE	5,987	472,842
Getlink SE	19,320	342,646
Hermes International	1,334	1,501,320
Ipsen S.A.	1,186	112,294
Kering S.A.	2,807	1,454,663
Legrand S.A.	11,721	870,267
L'Oreal S.A.	8,847	3,071,726
LVMH Moet Hennessy Louis Vuitton SE	10,034	6,149,614
Orange S.A.	79,841	940,812
Pernod Ricard S.A.	10,614	1,962,260
Publicis Groupe S.A.	10,091	496,281
Renault S.A.(1)	7,836	197,827
Rexel S.A.	10,787	166,681

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Safran S.A.	15,780	$ 1,571,143
Sanofi	49,941	5,036,351
Sartorius Stedim Biotech	1,134	357,797
Schneider Electric SE	23,131	2,756,185
SEB S.A.	1,517	146,400
Societe Generale S.A.	30,693	678,613
Sodexo S.A.	4,173	295,174
SOITEC(1)	911	130,856
Teleperformance	2,295	708,659
Thales S.A.	4,263	523,398
Ubisoft Entertainment S.A.(1)	3,395	149,731
Valeo	9,007	175,510
Veolia Environnement S.A.	29,144	714,415
Vinci S.A.	22,274	1,999,346
Vivendi SE	40,916	417,543
Worldline S.A.(1)(3)	9,540	355,836
		$53,550,561
Germany — 6.0%
adidas AG	6,919	$1,229,028
Allianz SE	17,278	3,312,368
Aroundtown S.A.	43,811	140,125
Bayerische Motoren Werke AG	14,990	1,162,034
Bechtle AG	3,003	123,347
Beiersdorf AG	4,298	441,049
Brenntag SE	7,069	462,865
Carl Zeiss Meditec AG	1,767	212,445
Commerzbank AG(1)	38,651	274,234
Continental AG	4,940	346,733
Covestro AG(3)	9,816	341,093
CTS Eventim AG & Co. KGaA(1)	3,411	179,928
Daimler Truck Holding AG(1)	19,548	514,814
Delivery Hero SE(1)(3)	8,407	317,161
Deutsche Boerse AG	7,811	1,311,675
Deutsche Lufthansa AG(1)	32,660	192,376
Deutsche Post AG	47,015	1,775,105
Deutsche Telekom AG	149,967	2,982,731
Deutsche Wohnen SE	3,000	69,155
DWS Group GmbH & Co. KGaA(3)	746	19,667
Evonik Industries AG	9,044	193,959
Fraport AG Frankfurt Airport Services Worldwide(1)	1,848	80,817
Fresenius Medical Care AG & Co. KGaA	10,164	509,227
Fresenius SE & Co. KGaA	18,946	576,180
GEA Group AG	7,116	246,697
Hannover Rueck SE	2,347	342,321
HeidelbergCement AG	15,568	751,643
Hella GmbH & Co. KGaA	1,943	131,523
Security	Shares	Value
Germany (continued)
HelloFresh SE(1)	6,732	$ 219,629
Henkel AG & Co. KGaA	4,058	249,325
Infineon Technologies AG	59,851	1,455,906
KION Group AG	3,562	149,113
Knorr-Bremse AG	3,492	200,004
LEG Immobilien SE	3,869	321,984
Mercedes-Benz Group AG	38,984	2,264,125
Merck KGaA	6,330	1,073,703
MTU Aero Engines AG	2,422	443,690
Muenchener Rueckversicherungs-Gesellschaft AG	5,842	1,381,910
Nemetschek SE	2,636	160,365
Puma SE	3,739	248,070
Rational AG	268	156,241
RTL Group S.A.	1,167	48,881
SAP SE	47,907	4,366,742
Scout24 SE(3)	4,026	207,401
Siemens AG	35,315	3,630,258
Siemens Energy AG(1)	18,850	277,818
Siemens Healthineers AG(3)	12,537	639,216
Symrise AG	6,598	719,612
Talanx AG	1,695	64,791
Telefonica Deutschland Holding AG(3)	48,603	140,157
thyssenkrupp AG(1)	48,787	278,198
Uniper SE	3,536	52,843
United Internet AG	3,162	90,636
Volkswagen AG	1,283	234,641
Vonovia SE	38,719	1,197,984
Wacker Chemie AG	866	125,589
Zalando SE(1)(3)	9,212	242,668
		$38,881,800
Hong Kong — 2.7%
AIA Group, Ltd.	489,383	$5,347,275
BOC Hong Kong Holdings, Ltd.	153,350	608,949
Chow Tai Fook Jewellery Group, Ltd.	88,600	167,356
CK Asset Holdings, Ltd.	100,000	710,531
ESR Cayman, Ltd.(1)(3)	148,400	402,409
Fosun International, Ltd.	274,000	253,111
GCL Technology Holdings, Ltd.(1)	3,053,000	1,480,082
Hang Lung Properties, Ltd.	98,000	186,477
Hang Seng Bank, Ltd.	30,979	548,976
Henderson Land Development Co., Ltd.	71,355	268,179
HKT Trust & HKT, Ltd.	172,000	231,003
Hong Kong Exchanges & Clearing, Ltd.	50,999	2,522,219
Hongkong Land Holdings, Ltd.	62,000	311,372
MTR Corp., Ltd.	83,876	439,740
New World Development Co., Ltd.	71,250	256,652

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Orient Overseas International, Ltd.	8,500	$ 226,469
Sino Land Co., Ltd.	178,000	262,848
Sun Hung Kai Properties, Ltd.	87,801	1,039,568
Swire Pacific, Ltd., Class A	22,393	133,737
Swire Properties, Ltd.	49,200	122,490
Techtronic Industries Co., Ltd.	57,993	605,571
WH Group, Ltd.(3)	438,541	339,424
Wharf Holdings, Ltd. (The)	68,779	250,640
Wharf Real Estate Investment Co., Ltd.	80,000	382,018
Xinyi Glass Holdings, Ltd.	276,000	665,923
		$17,763,019
Ireland — 1.4%
AIB Group PLC	18,337	$41,851
Aon PLC, Class A	10,257	2,766,108
Bank of Ireland Group PLC	32,654	206,392
CRH PLC	53,866	1,858,851
DCC PLC	10,991	683,822
ICON PLC(1)	3,095	670,686
James Hardie Industries PLC CDI	50,184	1,098,670
Kerry Group PLC, Class A	6,943	663,973
Kingspan Group PLC	17,079	1,026,979
Smurfit Kappa Group PLC	10,554	354,964
		$9,372,296
Israel — 0.5%
Azrieli Group, Ltd.	4,364	$307,234
Bank Hapoalim B.M.	62,730	526,758
Bank Leumi Le-Israel B.M.	73,908	661,183
Check Point Software Technologies, Ltd.(1)	6,064	738,474
Mizrahi Tefahot Bank, Ltd.	8,226	273,848
Nice, Ltd.(1)	3,731	719,967
		$3,227,464
Italy — 1.6%
A2A SpA	77,405	$98,500
Amplifon SpA	7,329	225,327
Assicurazioni Generali SpA	50,278	803,079
Banca Mediolanum SpA	8,796	58,033
Banco BPM SpA	71,482	204,058
DiaSorin SpA	1,327	174,514
Enel SpA	424,902	2,330,256
ERG SpA	3,073	95,802
FinecoBank Banca Fineco SpA	28,779	345,249
Hera SpA	48,247	139,807
Infrastrutture Wireless Italiane SpA(3)	17,407	176,965
Interpump Group SpA	3,366	128,879
Security	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	760,045	$ 1,422,401
Italgas SpA	25,167	146,858
Mediobanca Banca di Credito Finanziario SpA	33,044	286,578
Moncler SpA	8,585	369,893
Pirelli & C SpA(3)	23,350	95,035
Poste Italiane SpA(3)	24,116	225,641
PRADA SpA	21,000	118,098
Prysmian SpA	15,648	429,896
Recordati Industria Chimica e Farmaceutica SpA	5,927	258,472
Reply SpA	1,162	141,359
Snam SpA	105,405	552,993
Telecom Italia SpA(1)	498,725	130,769
Terna - Rete Elettrica Nazionale	77,524	609,512
UniCredit SpA	93,566	894,149
UnipolSai Assicurazioni SpA(2)	13,800	33,094
		$10,495,217
Japan — 16.3%
Advantest Corp.	9,100	$489,368
Aeon Co., Ltd.	25,979	451,258
AGC, Inc.(2)	19,755	694,144
Aisin Corp.	8,500	263,083
Ajinomoto Co., Inc.	25,808	629,344
ANA Holdings, Inc.(1)	9,256	170,974
Asahi Group Holdings, Ltd.	25,900	851,731
Asahi Kasei Corp.	56,600	430,577
Astellas Pharma, Inc.	81,571	1,272,646
Bandai Namco Holdings, Inc.	7,875	555,919
Bridgestone Corp.	25,000	911,484
Canon, Inc.(2)	43,168	978,246
Capcom Co., Ltd.	8,800	214,068
Central Japan Railway Co.	9,567	1,099,562
Chugai Pharmaceutical Co., Ltd.	30,356	776,521
Dai Nippon Printing Co., Ltd.	12,529	269,505
Daifuku Co., Ltd.	4,700	268,982
Dai-ichi Life Holdings, Inc.	37,294	689,767
Daiichi Sankyo Co., Ltd.	75,639	1,923,688
Daikin Industries, Ltd.	11,200	1,798,261
Daito Trust Construction Co., Ltd.	2,900	250,868
Daiwa House Industry Co., Ltd.	25,492	596,182
Daiwa Securities Group, Inc.	62,800	281,195
Denso Corp.	23,947	1,263,981
Dentsu Group, Inc.(2)	11,000	331,626
Disco Corp.	1,400	333,146
East Japan Railway Co.	13,026	666,269
Eisai Co., Ltd.	11,525	487,278
FANUC Corp.	9,051	1,418,647

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Fast Retailing Co., Ltd.	2,242	$ 1,177,671
Fuji Electric Co., Ltd.	6,600	272,869
Fujitsu, Ltd.	8,548	1,069,593
GMO Payment Gateway, Inc.	1,600	113,970
Hamamatsu Photonics K.K.	6,421	250,147
Hankyu Hanshin Holdings, Inc.	11,600	316,834
Hitachi Metals, Ltd.(1)	14,500	219,503
HOYA Corp.	17,087	1,462,355
Hulic Co., Ltd.	28,700	222,604
Isuzu Motors, Ltd.	25,400	280,959
Itochu Techno-Solutions Corp.	2,900	71,303
Japan Exchange Group, Inc.	19,300	279,746
Japan Post Bank Co., Ltd.	16,600	129,239
JSR Corp.	9,900	257,263
Kajima Corp.	23,000	263,732
Kao Corp.	19,663	797,324
KDDI Corp.	68,618	2,163,825
Keyence Corp.	9,200	3,155,031
Kikkoman Corp.	7,009	372,997
Komatsu, Ltd.	41,046	913,978
Kubota Corp.(2)	43,794	656,301
Kyowa Kirin Co., Ltd.	12,806	289,120
Lixil Corp.	13,400	251,861
M3, Inc.	17,900	515,251
Makita Corp.	8,892	220,402
MEIJI Holdings Co., Ltd.	7,971	391,678
MINEBEA MITSUMI, Inc.	16,800	286,327
MISUMI Group, Inc.	13,900	293,561
Mitsubishi Chemical Holdings Corp.	59,060	320,913
Mitsubishi Electric Corp.	82,307	884,731
Mitsubishi Estate Co., Ltd.	70,108	1,016,099
Mitsubishi HC Capital, Inc.	29,900	138,000
Mitsubishi Heavy Industries, Ltd.	13,600	475,343
Mitsubishi UFJ Financial Group, Inc.(5)	447,257	2,392,846
Mitsui Fudosan Co., Ltd.	41,900	900,215
Mizuho Financial Group, Inc.	94,658	1,077,673
MS&AD Insurance Group Holdings, Inc.	18,300	561,140
Murata Manufacturing Co., Ltd.	24,653	1,341,797
Nidec Corp.	19,380	1,200,918
Nintendo Co., Ltd.	4,929	2,119,748
Nippon Paint Holdings Co., Ltd.	34,345	256,976
Nippon Telegraph & Telephone Corp.	54,040	1,552,739
Nippon Yusen KK	7,600	521,093
Nissan Chemical Corp.	5,200	240,018
Nissin Foods Holdings Co., Ltd.	4,699	324,565
Nitori Holdings Co., Ltd.	3,068	291,959
Nitto Denko Corp.	6,786	438,909
Security	Shares	Value
Japan (continued)
Nomura Holdings, Inc.	129,800	$ 471,577
Nomura Research Institute, Ltd.	16,000	429,384
NTT Data Corp.	27,135	376,439
Obic Co., Ltd.	2,700	383,957
Olympus Corp.	52,200	1,057,842
Omron Corp.	7,782	396,078
Ono Pharmaceutical Co., Ltd.	15,522	398,749
Oracle Corp. Japan	1,026	59,749
Oriental Land Co., Ltd.	9,697	1,354,204
ORIX Corp.	49,667	832,411
Osaka Gas Co., Ltd.	16,900	323,892
Otsuka Corp.	4,388	130,591
Otsuka Holdings Co., Ltd.	19,220	686,091
Pan Pacific International Holdings Corp.	14,468	230,667
Panasonic Corp.	104,000	839,715
Rakuten Group, Inc.(2)	37,800	170,917
Recruit Holdings Co., Ltd.	69,979	2,060,912
Renesas Electronics Corp.(1)	61,200	553,821
Resona Holdings, Inc.	91,633	342,754
Rohm Co., Ltd.	3,576	250,677
Secom Co., Ltd.	11,300	697,715
Seiko Epson Corp.	10,800	152,787
Sekisui Chemical Co., Ltd.	19,172	262,848
Sekisui House, Ltd.	27,570	484,001
SG Holdings Co., Ltd.	25,600	432,894
Shimadzu Corp.	11,526	365,322
Shimano, Inc.	2,772	466,962
Shin-Etsu Chemical Co., Ltd.	16,437	1,847,698
Shionogi & Co., Ltd.	12,054	615,217
Shiseido Co., Ltd.	15,497	624,640
SMC Corp.	2,732	1,216,121
SoftBank Corp.	123,600	1,372,273
SoftBank Group Corp.	56,790	2,201,094
Sompo Holdings, Inc.	11,937	527,233
Sony Group Corp.	55,500	4,526,400
Square Enix Holdings Co., Ltd.	3,700	164,231
Subaru Corp.	28,300	500,583
SUMCO Corp.	13,800	179,468
Sumitomo Chemical Co., Ltd.	65,800	257,521
Sumitomo Electric Industries, Ltd.	33,473	369,894
Sumitomo Mitsui Financial Group, Inc.	53,153	1,579,978
Sumitomo Mitsui Trust Holdings, Inc.	12,416	383,728
Suntory Beverage & Food, Ltd.	6,600	249,236
Sysmex Corp.	7,626	460,158
T&D Holdings, Inc.	21,219	254,003
Takeda Pharmaceutical Co., Ltd.	70,952	1,992,923
TDK Corp.	16,142	499,083

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Terumo Corp.	27,546	$ 833,295
TIS, Inc.	9,300	244,690
Toho Co., Ltd.	5,900	213,728
Tokio Marine Holdings, Inc.	23,900	1,393,655
Tokyo Electron, Ltd.	6,726	2,195,321
Tokyo Gas Co., Ltd.	17,100	354,381
Tokyu Corp.	20,832	245,890
TOPPAN, Inc.	17,900	298,642
Toray Industries, Inc.	59,550	335,197
TOTO, Ltd.	5,164	170,987
Toyota Industries Corp.	6,775	420,099
Toyota Motor Corp.	536,715	8,281,139
Trend Micro, Inc.	6,493	317,647
Unicharm Corp.(2)	18,002	604,097
USS Co., Ltd.	9,200	159,455
West Japan Railway Co.	10,610	390,325
Yakult Honsha Co., Ltd.	9,086	524,075
Yamaha Corp.	5,944	245,041
Yamaha Motor Co., Ltd.(2)	13,725	252,029
Yaskawa Electric Corp.	13,500	436,025
Z Holdings Corp.	122,600	356,530
ZOZO, Inc.	3,400	61,515
		$105,487,647
Netherlands — 4.5%
Aalberts NV	3,884	$150,827
ABN AMRO Bank NV(3)	16,992	190,932
Adyen NV(1)(3)	1,342	1,936,683
Aegon NV	67,823	292,089
AerCap Holdings NV(1)	5,487	224,638
Akzo Nobel NV	8,513	556,732
Argenx SE(1)(4)	2,072	781,047
Argenx SE(1)(4)	345	130,049
ASM International NV	1,938	482,188
ASML Holding NV	16,418	7,756,486
ASR Nederland NV	5,377	216,784
BE Semiconductor Industries NV	3,494	166,958
Euronext NV(3)	3,120	255,880
Hunter Douglas NV(1)	200	36,674
IMCD NV	2,500	341,836
ING Groep NV	156,102	1,537,854
JDE Peet's NV	4,622	131,599
Koninklijke Ahold Delhaize NV	56,582	1,472,773
Koninklijke DSM NV	7,454	1,067,790
Koninklijke KPN NV	140,890	501,305
Koninklijke Philips NV	40,230	862,874
NN Group NV	11,475	519,735
Security	Shares	Value
Netherlands (continued)
NXP Semiconductors NV	11,683	$ 1,729,435
Prosus NV	38,042	2,463,356
QIAGEN NV(1)	10,994	518,917
Randstad NV	6,100	294,815
Signify NV(3)	6,415	211,633
Stellantis NV	95,209	1,181,995
STMicroelectronics NV(2)(4)	13,134	415,363
STMicroelectronics NV(4)	14,174	446,836
Universal Music Group NV	66,255	1,327,486
Wolters Kluwer NV	12,884	1,248,691
		$29,452,260
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	45,997	$206,048
Fisher & Paykel Healthcare Corp., Ltd.	21,140	263,356
Meridian Energy, Ltd.	38,267	111,669
Spark New Zealand, Ltd.	67,979	203,444
Xero, Ltd.(1)	5,298	282,598
		$1,067,115
Norway — 0.7%
Adevinta ASA(1)	25,013	$184,144
DNB Bank ASA	50,068	906,409
Gjensidige Forsikring ASA	8,816	179,463
Mowi ASA	31,285	715,415
Norsk Hydro ASA	147,862	835,607
Orkla ASA	57,357	459,469
Salmar ASA	4,725	334,512
Telenor ASA	39,465	527,379
TOMRA Systems ASA	15,413	289,270
Yara International ASA	10,529	441,176
		$4,872,844
Portugal — 0.2%
EDP - Energias de Portugal S.A.	142,270	$663,025
Jeronimo Martins SGPS S.A.	16,145	349,997
		$1,013,022
Singapore — 1.0%
CapitaLand Investment, Ltd.	131,200	$361,104
DBS Group Holdings, Ltd.	83,729	1,791,582
Flex, Ltd.(1)	20,721	299,833
Oversea-Chinese Banking Corp., Ltd.	148,071	1,214,633
Singapore Airlines, Ltd.(1)(2)	74,156	272,483
Singapore Exchange, Ltd.	37,800	257,529
Singapore Technologies Engineering, Ltd.	94,000	276,719
Singapore Telecommunications, Ltd.	405,012	737,148

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
United Overseas Bank, Ltd.	57,259	$ 1,081,744
		$ 6,292,775
South Korea — 3.3%
AMOREPACIFIC Corp.	1,608	$ 161,622
Doosan Enerbility Co., Ltd.(1)	18,602	279,367
Ecopro BM Co., Ltd.	1,554	136,944
Hana Financial Group, Inc.	12,433	377,885
HMM Co., Ltd.	18,169	345,911
HYBE Co., Ltd.(1)	883	99,175
Hyundai Glovis Co., Ltd.	870	120,948
Hyundai Mobis Co., Ltd.	2,934	452,238
Hyundai Motor Co.	6,688	934,631
Industrial Bank of Korea	7,269	53,985
Kakao Corp.	13,938	755,232
Kakaopay Corp.(1)	1,000	46,654
KB Financial Group, Inc.	15,822	590,846
Kia Corp.	11,947	713,063
Krafton, Inc.(1)	1,184	200,021
KT Corp.	3,517	98,892
L&F Co., Ltd.(1)	1,113	181,438
LG Chem, Ltd.	2,374	943,147
LG Electronics, Inc.	5,319	362,735
LG Household & Health Care, Ltd.	383	201,227
LG Innotek Co., Ltd.	636	168,693
Lotte Chemical Corp.	725	101,076
NAVER Corp.	6,562	1,223,988
Netmarble Corp.(3)	635	33,752
Samsung C&T Corp.	3,853	366,823
Samsung Electro-Mechanics Co., Ltd.	2,519	254,856
Samsung Electronics Co., Ltd.	216,928	9,568,119
Samsung SDS Co., Ltd.	1,474	148,028
Shinhan Financial Group Co., Ltd.	18,217	522,363
SK Bioscience Co., Ltd.(1)	1,156	89,890
SK Hynix, Inc.	24,732	1,746,427
SK IE Technology Co., Ltd.(1)(3)	1,044	79,345
SK Telecom Co., Ltd.	1,040	41,736
Woori Financial Group, Inc.	22,071	206,601
		$21,607,658
Spain — 2.2%
Acciona S.A.	940	$173,203
Aena SME S.A.(1)(3)	3,684	470,082
Amadeus IT Group S.A.(1)	18,683	1,046,138
Banco Bilbao Vizcaya Argentaria S.A.	229,265	1,041,454
Banco de Sabadell S.A.	206,973	165,955
Banco Santander S.A.	638,031	1,805,253
Security	Shares	Value
Spain (continued)
Bankinter S.A.	23,595	$ 147,583
CaixaBank S.A.	157,574	551,832
Cellnex Telecom S.A.(3)	21,186	824,520
EDP Renovaveis S.A.	9,362	221,155
Enagas S.A.(2)	26,319	582,085
Ferrovial S.A.	19,362	492,642
Grifols S.A.(1)	12,573	238,439
Iberdrola S.A.	280,657	2,922,033
Industria de Diseno Textil S.A.	42,181	958,583
International Consolidated Airlines Group S.A.(1)(2)	195,546	257,238
Mapfre S.A.(2)	30,543	54,011
Naturgy Energy Group S.A.	14,906	430,719
Red Electrica Corp. S.A.(2)	17,906	338,953
Siemens Gamesa Renewable Energy S.A.(1)	8,192	154,455
Telefonica S.A.(2)	213,641	1,090,752
		$13,967,085
Sweden — 2.8%
Alfa Laval AB	12,516	$303,414
Assa Abloy AB, Class B	43,631	931,087
Atlas Copco AB	182,693	1,710,015
Axfood AB	5,804	167,112
Boliden AB	29,946	957,687
Castellum AB	12,104	156,036
Epiroc AB, Class A	43,257	670,702
EQT AB	12,656	260,119
Essity AB, Class B	24,838	649,279
Fastighets AB Balder, Class B(1)	30,132	144,353
H & M Hennes & Mauritz AB, Class B	28,392	340,779
Hexagon AB, Class B	88,365	923,331
Holmen AB, Class B	4,515	183,912
Husqvarna AB, Class B	19,098	140,768
Industrivarden AB, Class A	13,299	300,649
Indutrade AB	11,107	203,791
Investment AB Latour, Class B	5,932	117,827
Investor AB, Class B	91,442	1,508,039
Kinnevik AB, Class B(1)	9,659	156,343
L E Lundbergforetagen AB, Class B	2,909	118,620
Lifco AB, Class B	8,996	145,273
Nibe Industrier AB, Class B	77,241	582,261
Saab AB, Class B	3,993	165,120
Sagax AB, Class B	10,879	201,693
Sandvik AB	47,885	780,387
Skandinaviska Enskilda Banken AB, Class A	67,457	664,575
Skanska AB, Class B	17,510	269,400
SKF AB, Class B	19,064	282,839
Spotify Technology S.A.(1)	5,825	546,560

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
SSAB AB, Class A	87,316	$ 383,187
Svenska Cellulosa AB SCA, Class B	30,415	456,987
Svenska Handelsbanken AB, Class A	62,520	536,666
Swedbank AB, Class A	40,017	507,519
Swedish Orphan Biovitrum AB(1)	8,557	185,860
Tele2 AB, Class B	20,913	238,468
Telia Co. AB	108,966	418,223
Trelleborg AB, Class B	12,932	261,647
Volvo AB, Class B	76,385	1,188,503
Volvo Car AB, Class B(1)(2)	22,115	146,947
		$17,905,978
Switzerland — 9.0%
ABB, Ltd.	71,171	$1,908,676
Adecco Group AG	7,319	249,467
Alcon, Inc.	20,120	1,410,845
Bachem Holding AG	2,643	184,217
Baloise Holding AG	1,582	258,963
Banque Cantonale Vaudoise	787	61,849
Barry Callebaut AG	180	402,735
Belimo Holding AG	389	136,959
BKW AG	797	83,384
Chocoladefabriken Lindt & Spruengli AG PC	55	560,012
Chubb, Ltd.	14,951	2,939,068
Cie Financiere Richemont S.A.	17,545	1,887,194
Clariant AG	7,779	148,332
Coca-Cola HBC AG	11,049	246,190
DKSH Holding AG	1,524	126,101
Emmi AG	100	97,654
EMS-Chemie Holding AG	259	193,292
Flughafen Zurich AG(1)	769	116,522
Garmin, Ltd.	6,034	592,841
Geberit AG	1,163	559,523
Givaudan S.A.	360	1,268,896
Helvetia Holding AG	1,201	141,049
Julius Baer Group, Ltd.	7,623	353,631
Kuehne + Nagel International AG	2,062	489,936
Logitech International S.A.	6,707	349,738
Lonza Group AG	2,998	1,601,344
Nestle S.A.	109,314	12,775,820
Novartis AG	86,075	7,297,489
Partners Group Holding AG	743	671,001
PSP Swiss Property AG	1,851	206,079
Roche Holding AG PC	26,694	8,923,799
Schindler Holding AG	925	166,591
SGS S.A.	260	596,357
SIG Combibloc Group AG	11,037	243,719
Security	Shares	Value
Switzerland (continued)
Sika AG	5,758	$ 1,329,161
Sonova Holding AG	2,054	656,420
Straumann Holding AG	4,612	555,589
Swatch Group AG (The)	1,089	258,679
Swiss Life Holding AG	1,026	500,860
Swiss Prime Site AG	3,251	285,646
Swiss Re AG	10,540	818,093
Swisscom AG	1,052	581,883
TE Connectivity, Ltd.	12,746	1,442,210
Temenos AG	2,695	230,638
UBS Group AG	111,321	1,799,697
VAT Group AG(3)	1,080	258,289
Vifor Pharma AG(1)	1,778	308,093
Zurich Insurance Group AG	5,125	2,234,876
		$58,509,407
Taiwan — 4.7%
Advantech Co., Ltd.	17,499	$203,641
Airtac International Group	6,000	200,267
ASE Technology Holding Co., Ltd.	137,904	355,174
AU Optronics Corp.	320,000	175,210
Cathay Financial Holding Co., Ltd.	338,357	579,392
Chailease Holding Co., Ltd.	59,436	417,029
Chang Hwa Commercial Bank, Ltd.	224,000	130,840
China Development Financial Holding Corp.	598,000	296,139
China Steel Corp.	1,307,000	1,251,451
Chunghwa Telecom Co., Ltd.	158,055	649,042
CTBC Financial Holding Co., Ltd.	702,000	593,787
Delta Electronics, Inc.	85,319	636,160
E Ink Holdings, Inc.	34,000	217,099
E.Sun Financial Holding Co., Ltd.	461,197	450,206
Eva Airways Corp.(1)	107,000	114,167
Evergreen Marine Corp. Taiwan, Ltd.	108,000	306,965
Far EasTone Telecommunications Co., Ltd.	78,073	219,720
Feng TAY Enterprise Co., Ltd.	19,000	112,112
First Financial Holding Co., Ltd.	355,518	313,767
Fubon Financial Holding Co., Ltd.	279,762	562,699
Globalwafers Co., Ltd.	8,000	122,238
Hotai Motor Co., Ltd.	12,000	244,797
Hua Nan Financial Holdings Co., Ltd.	292,009	222,330
Largan Precision Co., Ltd.	4,000	232,453
MediaTek, Inc.	60,883	1,336,454
Mega Financial Holding Co., Ltd.	435,668	517,697
Nan Ya Printed Circuit Board Corp.	9,000	79,168
Nanya Technology Corp.	53,000	88,206
Novatek Microelectronics Corp.	22,000	223,831
Powerchip Semiconductor Manufacturing Corp.	106,508	144,258

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	29,828	$ 273,251
Quanta Computer, Inc.	107,398	288,112
Realtek Semiconductor Corp.	21,000	256,841
Shanghai Commercial & Savings Bank, Ltd. (The)	124,924	223,455
SinoPac Financial Holdings Co., Ltd.	369,000	208,601
Taishin Financial Holding Co., Ltd.	472,171	259,020
Taiwan Cooperative Financial Holding Co., Ltd.	328,164	296,731
Taiwan Mobile Co., Ltd.	67,748	246,177
Taiwan Semiconductor Manufacturing Co., Ltd.	928,240	14,876,294
Unimicron Technology Corp.	45,000	240,834
Uni-President Enterprises Corp.	241,000	543,384
United Microelectronics Corp.	501,000	669,679
Vanguard International Semiconductor Corp.	37,000	96,251
Wan Hai Lines, Ltd.	49,800	199,120
Yageo Corp.	18,000	186,676
Yang Ming Marine Transport Corp.	71,000	196,372
Yuanta Financial Holding Co., Ltd.	370,600	245,454
		$30,302,551
United Kingdom — 13.0%
3i Group PLC	45,935	$622,595
abrdn PLC(2)	91,406	178,420
Admiral Group PLC	13,072	357,913
Allfunds Group PLC	18,033	138,598
Amcor PLC	85,029	1,056,910
Antofagasta PLC	37,313	526,895
Ashtead Group PLC	23,141	973,508
Associated British Foods PLC	23,121	446,133
AstraZeneca PLC	62,286	8,216,877
Atlassian Corp. PLC, Class A(1)	7,572	1,418,993
Auto Trader Group PLC(3)	51,638	349,721
Avast PLC(3)	30,322	190,840
AVEVA Group PLC	4,844	132,980
Aviva PLC	123,642	605,631
B&M European Value Retail S.A.	48,687	217,888
BAE Systems PLC	174,133	1,762,921
Barratt Developments PLC	55,811	312,188
Berkeley Group Holdings PLC	6,369	289,563
BT Group PLC	476,809	1,083,671
Bunzl PLC	16,409	544,955
Burberry Group PLC	18,974	380,646
Clarivate PLC(1)	20,945	290,298
Coca-Cola Europacific Partners PLC	12,813	661,279
Compass Group PLC	110,107	2,260,649
ConvaTec Group PLC(3)	80,764	221,372
Croda International PLC	7,166	566,415
Dechra Pharmaceuticals PLC	4,958	209,056
Security	Shares	Value
United Kingdom (continued)
Diageo PLC	104,588	$ 4,517,438
DS Smith PLC	75,730	256,484
easyJet PLC(1)	11,998	53,891
Electrocomponents PLC	26,415	280,954
Ferguson PLC	10,131	1,134,900
Fresnillo PLC	19,392	181,151
GlaxoSmithKline PLC	227,147	4,895,378
Halma PLC	20,217	496,371
Hargreaves Lansdown PLC	17,001	164,033
HomeServe PLC	14,734	210,956
Howden Joinery Group PLC	25,541	188,274
HSBC Holdings PLC	825,255	5,390,996
Informa PLC(1)	89,075	575,479
InterContinental Hotels Group PLC	9,787	520,159
Intermediate Capital Group PLC	13,780	220,308
Intertek Group PLC	8,988	461,981
Investec PLC	30,875	168,126
J Sainsbury PLC	112,390	279,701
JD Sports Fashion PLC	112,769	158,893
Kingfisher PLC	100,207	299,467
Legal & General Group PLC	292,652	855,589
Liberty Global PLC, Class A(1)	25,053	527,366
Linde PLC	21,732	6,248,602
Lloyds Banking Group PLC	3,278,183	1,686,647
London Stock Exchange Group PLC	15,822	1,476,377
M&G PLC	136,480	323,556
Melrose Industries PLC	229,517	420,992
Mondi PLC	27,417	486,656
National Grid PLC	205,289	2,638,155
Next PLC	5,864	418,926
Ocado Group PLC(1)	33,118	315,704
Pearson PLC	45,751	418,964
Persimmon PLC	15,860	360,845
Phoenix Group Holdings PLC	45,305	326,402
Prudential PLC	129,936	1,616,304
Reckitt Benckiser Group PLC	33,545	2,522,996
RELX PLC	105,210	2,856,594
Rentokil Initial PLC	113,751	659,410
Rightmove PLC	40,876	283,264
Sage Group PLC (The)	52,874	409,445
Schroders PLC	5,963	194,795
Severn Trent PLC	12,328	409,292
Smith & Nephew PLC	45,565	637,216
Smiths Group PLC	19,353	330,953
Spirax-Sarco Engineering PLC	4,253	512,949
SSE PLC	60,965	1,203,164
St. James's Place PLC	24,634	331,459

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	138,915	$ 1,048,724
Taylor Wimpey PLC	179,763	256,062
Tesco PLC	477,567	1,488,387
Unilever PLC	102,435	4,668,966
United Utilities Group PLC	35,936	447,341
Vodafone Group PLC	1,258,350	1,956,598
Weir Group PLC (The)	12,408	206,802
Whitbread PLC	10,645	322,806
WPP PLC	62,859	634,954
		$83,975,117
Total Common Stocks (identified cost $682,246,842)		$632,123,407

Short-Term Investments — 1.9%

Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	4,086,384	$ 4,086,384
Total Affiliated Fund (identified cost $4,086,384)		$ 4,086,384

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	8,082,669	$ 8,082,669
Total Securities Lending Collateral (identified cost $8,082,669)		$ 8,082,669
Total Short-Term Investments (identified cost $12,169,053)		$ 12,169,053

Total Investments — 99.6% (identified cost $694,415,895)	$644,292,460
Other Assets, Less Liabilities — 0.4%	$ 2,659,575
Net Assets — 100.0%	$646,952,035

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $12,307,954 and the total market value of the collateral received by the Fund was $13,653,226, comprised of cash of $8,082,669 and U.S. government and/or agencies securities of $5,570,557.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $9,980,916 or 1.5% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.3%
Industrials	14.4
Information Technology	13.3
Health Care	11.9
Consumer Discretionary	9.8
Consumer Staples	9.5
Materials	6.7
Communication Services	5.8
Utilities	3.1
Real Estate	1.6
Energy	0.3
Total	97.7%

Abbreviations:
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

The Fund did not have any open derivative instruments at June 30, 2022.

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $6,479,230, which represents 1.0% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,131,962	$ 1,323,987	$ (722,153)	$(109,179)	$(231,771)	$2,392,846	$56,131	447,257
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,410,888	77,836,980	(80,247,856)	167	(179)	—	1,297	—
Liquidity Fund, Institutional Class(1)	—	28,890,304	(24,803,920)	—	—	4,086,384	3,233	4,086,384
Total				$(109,012)	$(231,950)	$6,479,230	$60,661

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$34,237,937	$ —	$34,237,937
Austria	—	1,047,100	—	1,047,100
Belgium	—	4,648,284	—	4,648,284
Canada	62,528,138	—	—	62,528,138
Denmark	104,725	14,327,177	—	14,431,902
Finland	—	7,486,230	—	7,486,230
France	—	53,550,561	—	53,550,561
Germany	—	38,881,800	—	38,881,800
Hong Kong	—	17,763,019	—	17,763,019
Ireland	3,436,794	5,935,502	—	9,372,296
Israel	738,474	2,488,990	—	3,227,464
Italy	—	10,495,217	—	10,495,217
Japan	—	105,487,647	—	105,487,647
Netherlands	2,472,990	26,979,270	—	29,452,260
New Zealand	—	1,067,115	—	1,067,115
Norway	—	4,872,844	—	4,872,844
Portugal	—	1,013,022	—	1,013,022
Singapore	299,833	5,992,942	—	6,292,775

Calvert
International Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
South Korea	$ —	$21,607,658	$ —	$21,607,658
Spain	—	13,967,085	—	13,967,085
Sweden	546,560	17,359,418	—	17,905,978
Switzerland	4,974,119	53,535,288	—	58,509,407
Taiwan	—	30,302,551	—	30,302,551
United Kingdom	10,203,448	73,771,669	—	83,975,117
Total Common Stocks	$85,305,081	$546,818,326(1)	$ —	$632,123,407
Short-Term Investments:
Affiliated Fund	$4,086,384	$ —	$ —	$4,086,384
Securities Lending Collateral	8,082,669	—	—	8,082,669
Total Investments	$97,474,134	$546,818,326	$ —	$644,292,460

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.